Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory
Inventory	$ 6,269	$ 5,723
Amount of inventory recognized as expense	(6,600)	(6,300)	$ (5,800)
Inventory provisions	(532)	(526)	(467)
Reversals of inventory provisions	160	156	$ 111
Raw material, consumables
Inventory
Inventory	975	843
Work in progress
Inventory
Inventory	3,964	3,448
Finished products
Inventory
Inventory	$ 1,330	$ 1,432